Note 3 - Due To Related Parties	6 Months Ended
Jan. 31, 2016
Notes
Note 3 - Due To Related Parties

NOTE 3 – DUE TO RELATED PARTIES

At January 31, 2016, the Company is indebted to three directors of the Company for $1,050 (July 31, 2015 - $250) for expenditures incurred on behalf of the Company.  The amount is unsecured, non-interest bearing and due on demand.